Employee Benefit Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plan

Note 19. Employee Benefit Plan
The Company operates a defined contribution plan for its employees. This plan is a qualified retirement savings plan under which the Company pays fixed contributions. The Company’s contributions were $1.2 million, $0.8 million, and $0.9 million in the years ended December 31, 2021, 2020 and 2019, respectively.